CLASS A ORDINARY SHARES (Details)								12 Months Ended
	Aug. 18, 2026	Jul. 01, 2026 shares	Apr. 10, 2026 USD ($) $ / shares shares	Apr. 10, 2026 CNY (¥) shares	Feb. 13, 2026 USD ($) $ / shares shares	May 01, 2024 shares	Jan. 13, 2021	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Feb. 12, 2026 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) shares	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.005					0.056	0.2
Authorized share capital | $					$ 320,000					$ 58,000
Stock issued during period, shares, stock splits						0
Shares requested to transfer agent to issue						54,727
Stockholders equity note stock split securities exercisable multiplier						18
Gross proceeds			$ 18,000,000	¥ 123,568,200
Exchange rate			6.8649
Percentage transfer of profit to statutory reserves								10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital								50.00%
Appropriated retained earnings								$ 611,476	¥ 4,148,929			¥ 4,148,929
Subsequent event
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.005
Stock issued during period, shares, stock splits		0
Post 2026 Reverse Stock Split
CLASS A ORDINARY SHARES.
Shares requested to transfer agent to issue						274
Exchange rate			200
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio		0.005				0.056
Authorized share capital | $													$ 58,000	$ 15,725,000
Ordinary shares, shares authorized					3,000,000,000			15,000,000	15,000,000	500,000,000		2,500,000	500,000,000	150,000,000
Par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001			$ 0.02		$ 0.0001	$ 0.02		$ 0.0001	$ 0.0925
Ordinary shares, shares outstanding						141,703,218		353,154	353,154			53,154
Additional ordinary shares					2,500,000,000
Stock issuance (in shares)			60,000,000	60,000,000
Shares Issued, Price Per Share | $ / shares			$ 0.3
Ordinary shares, shares issued								353,154	353,154			53,154
Class A ordinary shares | Subsequent event
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.005
Class A ordinary shares | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares outstanding						7,927,132
Class A ordinary shares | Post 2024 Reverse Stock Split, 2024 Change In Capital Structure and Post 2026 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized														41,667
Par value (in dollars per share) | $ / shares														$ 0.02
Class A ordinary shares | Post 2026 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized					15,000,000					2,500,000			2,500,000
Par value (in dollars per share) | $ / shares			$ 0.02		$ 0.02					$ 0.02			$ 0.02
Ordinary shares, shares outstanding						39,653
Additional ordinary shares					12,500,000
Stock issuance (in shares)			300,000	300,000
Shares Issued, Price Per Share | $ / shares			$ 60
Class B ordinary shares
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized								200,000,000	200,000,000	80,000,000		80,000,000	80,000,000	20,000,000
Par value (in dollars per share) | $ / shares					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0925
Ordinary shares, shares outstanding								20,000,000	20,000,000			20,000,000
Additional ordinary shares					120,000,000
Ordinary shares, shares issued								20,000,000	20,000,000			20,000,000
Class B ordinary shares | Post 2024 Reverse Stock Split, 2024 Change In Capital Structure and Post 2026 Reverse Stock Split
CLASS A ORDINARY SHARES.
Par value (in dollars per share) | $ / shares														$ 0.0001
Class B ordinary shares | Post 2026 Reverse Stock Split
CLASS A ORDINARY SHARES.
Ordinary shares, shares authorized					200,000,000